Expenses from Continuing Operations - Schedule of Merger Expenses (Details) - USD ($)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Merger expenses
Merger expenses		$ (1,594,102)
Total Merger expenses		$ (1,594,102)